Vessel revenue - Terms of time chartered vessels (Details) - Vessels - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
STI Gratitude | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 28,000
STI Memphis | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 21,000
STI Marshall | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 23,000
STI Magnetic | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 23,000
STI Gladiator | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 28,000
STI Guide | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 28,000
STI Guard | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		5 years
Rate		$ 28,000
STI Miracle | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 21,000
STI Connaught | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 30,000
STI Lombard | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 32,750
STI Duchessa | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 25,000
STI Gauntlet | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 32,750
STI Lavender | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 35,000
STI Grace | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 37,500
STI Jermyn | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term		3 years
Rate		$ 40,000
STI Goal
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 30,000